Statement of Net Assets Available for Benefits - EBP 34-0214400 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS, AT FAIR VALUE
Investments at fair value	$ 62,765,544	$ 55,372,481
Investments at fair value	62,765,544	55,372,481
FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT AT CONTRACT VALUE	4,412,321	4,879,468
RECEIVABLES
Contributions receivable companies'	0	14,937
Notes receivable from participants	466,073	375,126
EBP, Receivable	466,073	390,063
TOTAL ASSETS	67,643,938	60,642,012
LIABILITIES
Excess contributions payable	38,890	27,200
NET ASSETS AVAILABLE FOR BENEFITS	67,605,048	60,614,812
Diversified Investments [Member]
INVESTMENTS, AT FAIR VALUE
Investments at fair value	60,626,886	53,253,809
EBP, Employer, Common Stock [Member]
INVESTMENTS, AT FAIR VALUE
Investments at fair value	$ 2,138,658	$ 2,118,672